11 Greenway Plaza
Houston, TX 77046

invesco.com
March 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Investment Funds (Invesco Investment Funds)
CIK 0000826644
1933 Act Registration No. 033-19338
1940 Act Registration No. 811-05426
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6, Class Y and Investor Class shares, as applicable, of:
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Core Bond Fund, Invesco Developing Markets Fund, Invesco Discovery Mid Cap Growth Fund, Invesco Emerging Markets Local Debt Fund, Invesco EQV Emerging Markets All Cap Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Infrastructure Fund, Invesco Global Strategic Income Fund, Invesco Greater China Fund, Invesco Health Care Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund and Invesco Multi-Asset Income Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 197 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2024.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4208 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor Edwards
Taylor Edwards Assistant General Counsel